Provisions	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Provisions
23	PROVISIONS
This item includes the amounts estimated to face a liability of probable occurrence, which if occurring, would originate a loss for the Bank.
The changes in provisions during the fiscal years ended on December 31, 2022 and 2021 are as follow:

Item	Amounts at beginning of fiscal year	Increases	Decreases		Monetary effects	12/31/2022
			Reversals	Charge off
For administrative, disciplinary and criminal penalties	972				(472)	500
Letters of credit, guarantees and other commitments (1)	687,783	597,408			(513,370)	771,821
Commercial claims in progress	618,540	359,718		123,645	(360,003)	494,610
Labor lawsuits	419,573	566,056		484,148	(235,115)	266,366
Pension funds—reimbursement	206,987	556,916		23,843	(221,570)	518,490
Other	1,287,157	877,826		541,898	(886,740)	736,345

Total provisions	3,221,012	2,957,924		1,173,534	(2,217,270)	2,788,132

Item	Amounts at beginning of fiscal year	Increases	Decreases		Monetary effects	12/31/2021
			Reversals	Charge off
For administrative, disciplinary and criminal penalties	2,112	81,094	491	80,987	(756)	972
Letters of credit, guarantees and other commitments (1)	68,213	733,472		2,476	(111,426)	687,783
Commercial claims in progress	2,026,171	725,219		1,666,413	(466,437)	618,540
Labor lawsuits	669,642	518,976		548,277	(220,768)	419,573
Pension funds—reimbursement	261,241	80,570		35,614	(99,210)	206,987
Other	825,855	1,511,860		673,328	(377,230)	1,287,157

Total provisions	3,853,234	3,651,191	491	3,007,095	(1,275,827)	3,221,012

(1)	These amounts correspond to the ECL calculated for contingent transactions, which are mentioned in note 4.
The expected terms to settle these obligations are as follows:

Composition	12/31/2022		12/31/2022	12/31/2021
	Within 12 months	Over 12 months
For administrative, disciplinary and criminal penalties		500	500	972
Letters of credits, guarantees and other commitments (1)	771,821		771,821	687,783
Commercial claims in progress (2)	170,878	323,732	494,610	618,540
Labor lawsuits	220,529	45,837	266,366	419,573
Pension funds—reimbursement	303,631	214,859	518,490	206,987
Other	12,370	723,975	736,345	1,287,157

Total	1,479,229	1,308,903	2,788,132	3,221,012

(1)	These amounts correspond to the ECL calculated for contingent transactions are mentioned in note 4.
(2)	See also note 50.2.
In the opinion of the Bank’s Management and its legal counsel, there are no other significant effects other than those disclosed in these consolidated Financial Statements, the amounts and settlement terms of which have been recognized based on the current value of such estimates, considering the probable settlement date thereof.